SIMPSON THACHER & BARTLETT LLP

425 LEXINGTON AVENUE

NEW YORK, N.Y. 10017-3954

(212) 455-2000

FACSIMILE (212) 455-2502

VIA EDGAR	April 18, 2008

Re:	Marathon Acquisition Corp. and

GSL Holdings, Inc.

Joint Proxy Statement on Schedule 14A/Registration Statement on Form F-4

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Ladies and Gentlemen:

On behalf of Marathon Acquisition Corp., a Delaware special purpose acquisition corporation (“Marathon”), GSL Holdings, Inc., a newly formed Marshall Islands corporation (“GSL Holdings) and Global Ship Lease, Inc., a Marshall Islands corporation (“Global Ship Lease”), we hereby transmit for electronic filing, pursuant to Rule 101(a) of Regulation S-T of the Securities Act of 1933, as amended, a joint Proxy Statement on Schedule 14A/Registration Statement on Form F-4 in connection with the proposed merger of Marathon, GSL Holdings and Global Ship Lease.

Please note that the information contained in this document relating to Global Ship Lease is substantially the same as that contained in Global Ship Lease’s Registration Statement on Form F-1, as amended, (File No. 333-147070) filed on November 1, 2007 in connection with its previously contemplated initial public offering. We understand from Global Ship Lease that the Commission Staff was prepared to declare such Form F-1 effective. Please further note that the primary contacts at the Commission with respect to the Form F-1 were John Stickel, Hanna Teshome, Claire Erlanger and Linda Cvrkel.

If you have any questions regarding this filing, please do not hesitate to contact Edward J. Chung at (212) 455-3023 or Jacob Kleinman at (212) 455-2498.

Very truly yours,

/s/ Simpson Thacher & Bartlett LLP

SIMPSON THACHER & BARTLETT LLP

cc:	Securities and Exchange Commission

John Stickel

Hanna Teshome

Claire Erlanger

Linda Cvrkel

Orrick, Herrington & Sutcliffe LLP

Antonios Backos

Amanda Galton